Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Cash	$ 6,666,996	$ 209,998
Investments, at fair value	3,171,724,821	2,768,261,859
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	394,752,722	0
Company contributions	13,251,131	14,244,485
Notes receivable from participants	13,901,533	13,969,846
Other	5,677	60,709
EBP, Receivable, Total	421,911,063	28,275,040
EBP, Net Asset Available for Benefit, Total	$ 3,600,302,880	$ 2,796,746,897